CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Dec. 31, 2017		Dec. 31, 2016	Dec. 31, 2015
Revenues
Related parties	$ 17,485,226		$ 10,078,276	$ 541,758
Third parties	71,251,323		63,122,885	10,935,794
Total revenues	88,736,549		73,201,161	11,477,552
Cost of revenues	(88,187,781)		(72,856,808)	(13,220,386)
Gross (loss)/profit	548,768		344,353	(1,742,834)
Operating expenses:
Selling and marketing (including share-based compensation of $nil, $680,124 and $538,897 for the years ended December 31, 2015, 2016 and 2017, respectively)	(15,206,658)		(20,405,602)	(5,360,044)
General and administrative (including share-based compensation of $nil, $417,419 and $528,889 for the years ended December 31, 2015, 2016 and 2017, respectively)	(6,696,601)		(7,530,851)	(12,911,773)
Impairment loss	(147,018,425)	[1]	0	(85,934,770)
Total operating expenses	(168,921,684)		(27,936,453)	(104,206,587)
Loss from operations	(168,372,916)		(27,592,100)	(105,949,421)
Interest income/(expense), net	(411,164)		26,147	7,392
Other income, net	27,921		39,351	46,210
Loss before provision for income taxes	(168,756,159)		(27,526,602)	(105,895,819)
Income tax benefits	6,857,180		2,233,457	1,249,696
Loss from continuing operations	(161,898,979)		(25,293,145)	(104,646,123)
Discontinued operations:
Income from discontinued operations (including gain of $47,390,421 upon disposal in the year ended December 31, 2015), net of tax of $nil	0		0	11,075,935
Net loss	(161,898,979)		(25,293,145)	(93,570,188)
Net loss attributable to holders of ordinary shares of JMU Limited	$ (161,898,979)		$ (25,293,145)	$ (95,935,539)
Net loss per ordinary share
Basic	$ (0.11)		$ (0.02)	$ (0.09)
Diluted	(0.11)		(0.02)	(0.09)
Net loss per ordinary share from continuing operations
Basic	(0.11)		(0.02)	(0.1)
Diluted	(0.11)		(0.02)	(0.1)
Net (loss) income per ordinary share from discontinued operations
Basic	0		0	0.01
Diluted	$ 0		$ 0	$ 0.01
Basic
Continuing operations	1,476,144,194		1,474,087,060	1,001,754,524
Discontinued operations	0		0	1,001,754,524
Diluted
Continuing operations	1,476,144,194		1,474,087,060	1,001,754,524
Discontinued operations	0		0	1,043,473,265
Series A-1 Preferred Shares [Member]
Discontinued operations:
Accretion for convertible redeemable preferred shares	$ 0		$ 0	$ 442,409
Net loss per ordinary share
Basic	$ 0		$ 0	$ 0.14
Net (loss) income per ordinary share from discontinued operations
Net income per preferred shares-Basic	$ 0		$ 0	$ 0.14
Basic
Continuing operations	0		0	3,242,986
Weighted average shares used in calculating net loss per share
Weighted average shares used in calculating net loss per preferred shares	0		0	3,242,986
Series A-2 Preferred Shares [Member]
Discontinued operations:
Accretion for convertible redeemable preferred shares	$ 0		$ 0	$ 1,202,748
Net loss per ordinary share
Basic	$ 0		$ 0	$ 0.04
Net (loss) income per ordinary share from discontinued operations
Net income per preferred shares-Basic	$ 0		$ 0	$ 0.04
Basic
Continuing operations	0		0	32,429,858
Weighted average shares used in calculating net loss per share
Weighted average shares used in calculating net loss per preferred shares	0		0	32,429,858
Series B Preferred Shares [Member]
Discontinued operations:
Accretion for convertible redeemable preferred shares	$ 0		$ 0	$ 720,194
Net loss per ordinary share
Basic	$ 0		$ 0	$ 0.09
Net (loss) income per ordinary share from discontinued operations
Net income per preferred shares-Basic	$ 0		$ 0	$ 0.09
Basic
Continuing operations	0		0	8,107,465
Weighted average shares used in calculating net loss per share
Weighted average shares used in calculating net loss per preferred shares	0		0	8,107,465

[1]	The Group measures goodwill at fair value on a non-recurring basis when it is annually evaluated or whenever events or changes in circumstances indicate that carrying amount of a reporting unit exceeds its fair value. The fair value was determined using models with significant unobservable inputs (Level 3 inputs) which primarily included management projections on the discounted future cash flow analysis including the discount rate using the weighted average cost of capital of 17.5% and 18% as of December 31, 2016 and 2017, respectively, and expected revenue growth rates. Goodwill impairment loss of $85,934,770, $nil, and $127,252,810 were recognized for the years ended December 31, 2015, 2016 and 2017, respectively, and included in “Impairment loss” in the Consolidated Statements of Operations.